PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	2,002,000,000	2,002,000,000
Ordinary shares, shares issued	941,269,679	760,009,043
Ordinary shares, shares outstanding	941,269,679	760,009,043
Parent Company
Condensed Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	2,002,000,000	2,002,000,000
Ordinary shares, shares issued	941,269,679	760,009,043
Ordinary shares, shares outstanding	941,269,679	760,009,043